Schedule of Cash flows for the Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Amortization of right-of-use assets	$ 88	$ 111
Change in operating lease liability	$ (73)	$ (87)